Intangible Assets (Tables)	6 Months Ended
Jun. 30, 2022
Intangible Assets [Abstract]
Schedule of intangible assets
	Software	Customer Relationships	Tradename	Developed Technology	Total
Cost
At December 31, 2020	9,914,104	-	-	-	9,914,104
Foreign currency adjustment	(47,444)				(47,444)
Additions	2,352,248	4,840,000	750,000	1,550,000	9,492,248
At December 31, 2021	12,218,908	4,840,000	750,000	1,550,000	19,358,908
Additions	1,515,040	-	-	-	1,515,041
At June 30, 2022	13,733,948	4,840,000	750,000	1,550,000	20,873,948
Accumulated amortization
At December 31, 2020	8,176,688	-	-	-	8,176,688
Amortization	1,304,991	403,333	-	301,389	2,009,713
At December 31, 2021	9,481,679	403,333	-	301,389	10,186,401
Amortization	796,848	288,096	-	215,278	1,300,222
At June 30, 2022	10,278,527	691,429	-	516,667	11,486,623
Carrying amounts
At December 31, 2020	1,737,416	-	-	-	1,737,416
At December 31, 2021	2,737,229	4,436,667	750,000	1,248,611	9,172,507
At June 30, 2022	3,455,421	4,148,571	750,000	1,033,333	9,387,325